Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 0.1%
Curtiss-Wright Corp.	7,563	$ 1,048,761
Hexcel Corp.(1)	9,087	470,707
		$ 1,519,468
Air Freight & Logistics — 1.3%
C.H. Robinson Worldwide, Inc.	23,826	$ 2,564,392
FedEx Corp.	37,609	9,727,192
United Parcel Service, Inc., Class B	52,565	11,266,782
		$ 23,558,366
Airlines — 0.1%
American Airlines Group, Inc.(1)	17,118	$307,439
Delta Air Lines, Inc.(1)	244	9,536
JetBlue Airways Corp.(1)	10,627	151,328
Southwest Airlines Co.(1)	40,794	1,747,615
		$2,215,918
Auto Components — 0.3%
Autoliv, Inc.	10,933	$1,130,582
BorgWarner, Inc.	43,858	1,976,680
Gentex Corp.	14,204	495,009
Lear Corp.	9,520	1,741,684
		$5,343,955
Automobiles — 1.5%
Ford Motor Co.	625,939	$13,000,753
General Motors Co.(1)	217,618	12,758,943
Harley-Davidson, Inc.	17,853	672,880
Thor Industries, Inc.	10,764	1,116,980
		$27,549,556
Banks — 13.5%
Bank of America Corp.	972,943	$43,286,234
Bank OZK	25,444	1,183,909
BOK Financial Corp.	5,756	607,200
CIT Group, Inc.	19,492	1,000,719
Citigroup, Inc.	284,941	17,207,587
Citizens Financial Group, Inc.	84,440	3,989,790
Comerica, Inc.	25,195	2,191,965
Commerce Bancshares, Inc.	24,879	1,710,182
Cullen/Frost Bankers, Inc.	11,162	1,407,193
East West Bancorp, Inc.	27,645	2,175,109
Fifth Third Bancorp	135,023	5,880,252
First Citizens Bancshares, Inc., Class A	1,058	877,971
Security	Shares	Value
Banks (continued)
First Financial Bankshares, Inc.	12,346	$ 627,671
First Horizon Corp.	112,132	1,831,116
First Republic Bank	20,774	4,290,039
Glacier Bancorp, Inc.	23,410	1,327,347
Huntington Bancshares, Inc.	283,741	4,375,286
JPMorgan Chase & Co.	378,155	59,880,844
KeyCorp	182,233	4,215,049
M&T Bank Corp.	25,898	3,977,415
PacWest Bancorp	22,380	1,010,905
People's United Financial, Inc.	83,301	1,484,424
Pinnacle Financial Partners, Inc.	14,027	1,339,578
PNC Financial Services Group, Inc. (The)	65,880	13,210,258
Popular, Inc.	16,040	1,315,922
Prosperity Bancshares, Inc.	17,142	1,239,367
Regions Financial Corp.	189,434	4,129,661
Signature Bank	10,137	3,279,015
SouthState Corp.	13,808	1,106,159
Sterling Bancorp	38,137	983,553
SVB Financial Group(1)	3,094	2,098,475
Synovus Financial Corp.	28,095	1,344,908
Truist Financial Corp.	210,414	12,319,740
U.S. Bancorp	230,984	12,974,371
UMB Financial Corp.	8,936	948,199
United Bankshares, Inc.	22,534	817,533
Valley National Bancorp	83,344	1,145,980
Webster Financial Corp.	17,798	993,840
Wells Fargo & Co.	545,622	26,178,944
Western Alliance Bancorp	14,904	1,604,416
Wintrust Financial Corp.	11,381	1,033,622
Zions Bancorp NA	29,695	1,875,536
		$254,477,284
Beverages — 2.2%
Coca-Cola Co. (The)	211,665	$12,532,684
Keurig Dr Pepper, Inc.	173,970	6,412,534
PepsiCo, Inc.	128,208	22,271,012
		$41,216,230
Biotechnology — 1.2%
Allakos, Inc.(1)(2)	8,872	$86,857
Amgen, Inc.	30,506	6,862,935
Biogen, Inc.(1)	16,601	3,982,912
Biohaven Pharmaceutical Holding Co., Ltd.(1)	13,838	1,907,015
BioMarin Pharmaceutical, Inc.(1)	21,745	1,921,171
Bridgebio Pharma, Inc.(1)(2)	22,401	373,649
Incyte Corp.(1)	12,569	922,564

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Mirati Therapeutics, Inc.(1)	11,629	$ 1,705,858
Natera, Inc.(1)	20,798	1,942,325
United Therapeutics Corp.(1)	7,091	1,532,223
Vir Biotechnology, Inc.(1)	17,673	739,968
		$ 21,977,477
Building Products — 1.7%
Allegion PLC	2,872	$ 380,368
Armstrong World Industries, Inc.	6,571	763,025
AZEK Co., Inc. (The)(1)	10,959	506,744
Carlisle Cos., Inc.	9,233	2,290,892
Carrier Global Corp.	121,965	6,615,382
Fortune Brands Home & Security, Inc.	12,045	1,287,610
Johnson Controls International PLC	103,434	8,410,219
Masco Corp.	7,643	536,691
Owens Corning	36,847	3,334,653
Trane Technologies PLC	31,265	6,316,468
UFP Industries, Inc.	10,206	939,054
Zurn Water Solutions Corp.	16,320	594,048
		$31,975,154
Capital Markets — 6.8%
Affiliated Managers Group, Inc.	5,698	$937,378
Ameriprise Financial, Inc.	3,254	981,602
Ares Management Corp., Class A	17,651	1,434,497
Bank of New York Mellon Corp. (The)	151,676	8,809,342
BlackRock, Inc.	14,789	13,540,217
Blackstone, Inc.	87,356	11,302,993
Cboe Global Markets, Inc.	13,061	1,703,154
Charles Schwab Corp. (The)	150,231	12,634,427
CME Group, Inc.	50,090	11,443,561
Evercore, Inc., Class A	4,216	572,744
Franklin Resources, Inc.	57,905	1,939,238
Goldman Sachs Group, Inc. (The)	46,841	17,919,025
Hamilton Lane, Inc., Class A	1,827	189,314
Houlihan Lokey, Inc.	6,106	632,093
Interactive Brokers Group, Inc., Class A	19,048	1,512,792
Intercontinental Exchange, Inc.	56,669	7,750,619
Invesco, Ltd.	66,160	1,523,003
Jefferies Financial Group, Inc.	50,566	1,961,961
KKR & Co., Inc.	95,040	7,080,480
Lazard, Ltd., Class A	20,403	890,183
LPL Financial Holdings, Inc.	1,848	295,846
Nasdaq, Inc.	12,261	2,574,933
Northern Trust Corp.	41,093	4,915,134
Raymond James Financial, Inc.	37,696	3,784,678
Security	Shares	Value
Capital Markets (continued)
SEI Investments Co.	1,710	$ 104,207
State Street Corp.	73,140	6,802,020
Stifel Financial Corp.	20,472	1,441,638
T. Rowe Price Group, Inc.	9,045	1,778,609
Virtu Financial, Inc., Class A	24,440	704,605
		$ 127,160,293
Chemicals — 2.0%
Air Products & Chemicals, Inc.	23,631	$ 7,189,968
Ashland Global Holdings, Inc.	15,013	1,616,300
Avient Corp.	25,055	1,401,827
Celanese Corp.	30,622	5,146,333
Eastman Chemical Co.	29,826	3,606,262
Huntsman Corp.	55,482	1,935,212
International Flavors & Fragrances, Inc.	36,570	5,509,271
Mosaic Co. (The)	107,200	4,211,888
PPG Industries, Inc.	30,303	5,225,449
Sherwin-Williams Co. (The)	3,799	1,337,856
		$37,180,366
Commercial Services & Supplies — 0.9%
ADT, Inc.	13,654	$114,830
Cintas Corp.	3,185	1,411,496
Clean Harbors, Inc.(1)	11,235	1,120,916
MSA Safety, Inc.	257	38,797
Republic Services, Inc.	38,620	5,385,559
Stericycle, Inc.(1)	24,309	1,449,789
Tetra Tech, Inc.	8,295	1,408,491
Waste Management, Inc.	40,943	6,833,387
		$17,763,265
Communications Equipment — 1.6%
Ciena Corp.(1)	19,696	$1,516,001
Cisco Systems, Inc.	388,140	24,596,432
Juniper Networks, Inc.	52,585	1,877,810
Lumentum Holdings, Inc.(1)	10,624	1,123,701
Motorola Solutions, Inc.	449	121,993
		$29,235,937
Construction & Engineering — 0.5%
AECOM(1)	42,620	$3,296,657
EMCOR Group, Inc.	9,486	1,208,422
MasTec, Inc.(1)	13,322	1,229,354
Quanta Services, Inc.	32,106	3,681,274
Valmont Industries, Inc.	3,824	957,912
		$10,373,619

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Construction Materials — 0.5%
Martin Marietta Materials, Inc.	10,572	$ 4,657,177
Vulcan Materials Co.	22,112	4,590,009
		$ 9,247,186
Consumer Finance — 2.2%
Ally Financial, Inc.	71,165	$ 3,388,166
American Express Co.	71,854	11,755,314
Capital One Financial Corp.	71,165	10,325,330
Credit Acceptance Corp.(1)	1,488	1,023,268
Discover Financial Services	58,666	6,779,443
OneMain Holdings, Inc.	23,969	1,199,409
Santander Consumer USA Holdings, Inc.	11,811	496,298
SLM Corp.	58,426	1,149,239
Synchrony Financial	108,359	5,026,774
		$41,143,241
Containers & Packaging — 1.1%
AptarGroup, Inc.	9,466	$1,159,396
Avery Dennison Corp.	6,926	1,499,964
Ball Corp.	30,837	2,968,678
Berry Global Group, Inc.(1)	36,828	2,717,170
Crown Holdings, Inc.	26,360	2,915,943
Graphic Packaging Holding Co.	83,841	1,634,899
Packaging Corp. of America	23,144	3,151,055
Silgan Holdings, Inc.	24,419	1,046,110
Sonoco Products Co.	25,083	1,452,055
WestRock Co.	63,810	2,830,612
		$21,375,882
Distributors — 0.2%
Genuine Parts Co.	8,753	$1,227,171
LKQ Corp.	47,369	2,843,561
		$4,070,732
Diversified Consumer Services — 0.2%
Service Corp. International	34,373	$2,440,139
Terminix Global Holdings, Inc.(1)	9,008	407,432
		$2,847,571
Diversified Financial Services — 0.1%
Voya Financial, Inc.	20,844	$1,382,166
		$1,382,166
Diversified Telecommunication Services — 3.0%
AT&T, Inc.	994,409	$24,462,461
Iridium Communications, Inc.(1)	3,540	146,167
Security	Shares	Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc.	192,770	$ 2,419,263
Verizon Communications, Inc.	564,578	29,335,473
		$ 56,363,364
Electric Utilities — 2.2%
Alliant Energy Corp.	76,371	$ 4,694,525
Avangrid, Inc.	23,017	1,148,088
Eversource Energy	74,516	6,779,466
Hawaiian Electric Industries, Inc.	31,530	1,308,495
NextEra Energy, Inc.	224,911	20,997,691
Xcel Energy, Inc.	108,371	7,336,717
		$42,264,982
Electrical Equipment — 1.7%
Acuity Brands, Inc.	5,964	$1,262,698
AMETEK, Inc.	13,530	1,989,451
Eaton Corp. PLC	50,775	8,774,936
Emerson Electric Co.	78,530	7,300,934
Hubbell, Inc.	10,477	2,182,045
Regal Rexnord Corp.	18,488	3,146,288
Rockwell Automation, Inc.	14,358	5,008,788
Sensata Technologies Holding PLC(1)	3,869	238,679
Sunrun, Inc.(1)	35,418	1,214,837
		$31,118,656
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	21,569	$1,886,425
Arrow Electronics, Inc.(1)	11,395	1,530,007
Coherent, Inc.(1)	4,376	1,166,379
Corning, Inc.	106,469	3,963,841
II-VI, Inc.(1)(2)	15,459	1,056,313
IPG Photonics Corp.(1)	386	66,446
Jabil, Inc.	26,773	1,883,480
Littelfuse, Inc.	3,250	1,022,710
TD SYNNEX Corp.	7,349	840,432
Teledyne Technologies, Inc.(1)	2,199	960,721
		$14,376,754
Energy Equipment & Services — 0.3%
Baker Hughes Co.	217,091	$5,223,209
		$5,223,209
Entertainment — 0.7%
AMC Entertainment Holdings, Inc., Class A(1)	94,485	$2,569,992
Live Nation Entertainment, Inc.(1)	10,902	1,304,861
Walt Disney Co. (The)(1)	58,435	9,050,997

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment (continued)
Warner Music Group Corp., Class A	1,485	$ 64,122
		$ 12,989,972
Food & Staples Retailing — 4.4%
Albertsons Cos., Inc., Class A	16,588	$ 500,792
BJ's Wholesale Club Holdings, Inc.(1)	23,552	1,577,278
Casey's General Stores, Inc.	9,644	1,903,243
Costco Wholesale Corp.	56,259	31,938,234
Kroger Co. (The)	154,774	7,005,071
Performance Food Group Co.(1)	39,332	1,804,946
Sysco Corp.	95,966	7,538,129
US Foods Holding Corp.(1)	55,493	1,932,821
Walmart, Inc.	197,554	28,584,088
		$82,784,602
Food Products — 2.9%
Beyond Meat, Inc.(1)(2)	13,141	$856,268
Bunge, Ltd.	35,847	3,346,676
Campbell Soup Co.	50,897	2,211,984
Conagra Brands, Inc.	122,747	4,191,810
Darling Ingredients, Inc.(1)	13,022	902,294
Flowers Foods, Inc.	49,392	1,356,798
General Mills, Inc.	116,217	7,830,701
Hershey Co. (The)	12,002	2,322,027
Hormel Foods Corp.(2)	57,443	2,803,793
JM Smucker Co. (The)	26,564	3,607,923
Kellogg Co.	64,445	4,151,547
Kraft Heinz Co. (The)	66,448	2,385,483
Lancaster Colony Corp.	1,144	189,446
McCormick & Co., Inc.	38,939	3,761,897
Mondelez International, Inc., Class A	205,085	13,599,186
Post Holdings, Inc.(1)	13,850	1,561,311
		$55,079,144
Health Care Equipment & Supplies — 1.8%
Baxter International, Inc.	31,701	$2,721,214
Becton, Dickinson and Co.	25,909	6,515,596
Cooper Cos., Inc. (The)	11,414	4,781,781
Hologic, Inc.(1)	45,487	3,482,485
Integra LifeSciences Holdings Corp.(1)	5,114	342,587
Medtronic PLC	102,634	10,617,487
Nevro Corp.(1)	7,476	606,079
STERIS PLC	5,026	1,223,379
Tandem Diabetes Care, Inc.(1)	15,237	2,293,473
Zimmer Biomet Holdings, Inc.	12,105	1,537,819
		$34,121,900
Security	Shares	Value
Health Care Providers & Services — 4.1%
Anthem, Inc.	36,257	$ 16,806,570
Centene Corp.(1)	108,805	8,965,532
CVS Health Corp.	192,034	19,810,227
DaVita, Inc.(1)	9,888	1,124,859
Encompass Health Corp.	15,691	1,023,995
Henry Schein, Inc.(1)	33,002	2,558,645
Humana, Inc.	22,304	10,345,933
Laboratory Corp. of America Holdings(1)	21,403	6,725,037
LHC Group, Inc.(1)	1,460	200,356
Molina Healthcare, Inc.(1)	13,313	4,234,599
Quest Diagnostics, Inc.	28,851	4,991,511
Select Medical Holdings Corp.	28,007	823,406
		$77,610,670
Health Care Technology — 0.1%
Cerner Corp.	16,471	$1,529,662
Change Healthcare, Inc.(1)	35,906	767,670
GoodRx Holdings, Inc., Class A(1)(2)	13,361	436,637
		$2,733,969
Hotels, Restaurants & Leisure — 0.9%
Aramark	48,426	$1,784,498
Darden Restaurants, Inc.	6,908	1,040,621
Expedia Group, Inc.(1)	12,876	2,326,951
Hilton Worldwide Holdings, Inc.(1)	24,220	3,778,078
Hyatt Hotels Corp., Class A(1)	185	17,742
Marriott International, Inc., Class A(1)	27,399	4,527,411
Marriott Vacations Worldwide Corp.	5,055	854,194
Royal Caribbean Cruises, Ltd.(1)	9,699	745,853
Travel + Leisure Co.	12,450	688,111
Vail Resorts, Inc.	2,479	812,864
Wendy's Co. (The)	12,305	293,474
Wyndham Hotels & Resorts, Inc.	2,575	230,849
Yum! Brands, Inc.	2,047	284,246
		$17,384,892
Household Durables — 1.4%
D.R. Horton, Inc.	60,596	$6,571,636
Leggett & Platt, Inc.	19,857	817,314
Lennar Corp., Class A	59,871	6,954,616
Mohawk Industries, Inc.(1)	9,724	1,771,518
Newell Brands, Inc.	59,354	1,296,291
PulteGroup, Inc.	78,137	4,466,311
Toll Brothers, Inc.	36,233	2,622,907
TopBuild Corp.(1)	1,173	323,643

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
Whirlpool Corp.	9,700	$ 2,276,202
		$ 27,100,438
Household Products — 2.6%
Church & Dwight Co., Inc.	13,421	$ 1,375,653
Clorox Co. (The)	7,795	1,359,136
Colgate-Palmolive Co.	35,722	3,048,515
Kimberly-Clark Corp.	44,431	6,350,079
Procter & Gamble Co. (The)	218,500	35,742,230
Reynolds Consumer Products, Inc.	7,796	244,794
		$48,120,407
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	143,808	$3,494,535
Brookfield Renewable Corp., Class A	34,112	1,256,345
Clearway Energy, Inc., Class C	24,809	893,868
		$5,644,748
Industrial Conglomerates — 0.8%
3M Co.	72,125	$12,811,564
Roper Technologies, Inc.	2,981	1,466,234
		$14,277,798
Insurance — 5.3%
Aflac, Inc.	121,054	$7,068,343
Alleghany Corp.(1)	2,724	1,818,515
Allstate Corp. (The)	57,362	6,748,639
American Financial Group, Inc.	13,487	1,852,035
American International Group, Inc.	148,489	8,443,085
Arch Capital Group, Ltd.(1)	73,365	3,261,074
Assurant, Inc.	10,906	1,699,809
Brown & Brown, Inc.	21,566	1,515,658
Enstar Group, Ltd.(1)	2,713	671,712
Erie Indemnity Co., Class A	1,240	238,898
Everest Re Group, Ltd.	7,825	2,143,424
First American Financial Corp.	22,101	1,728,961
Globe Life, Inc.	20,377	1,909,732
Hanover Insurance Group, Inc. (The)	6,448	845,075
Hartford Financial Services Group, Inc. (The)	68,871	4,754,854
Kemper Corp.	13,738	807,657
Lincoln National Corp.	34,472	2,353,059
Marsh & McLennan Cos., Inc.	39,084	6,793,581
MetLife, Inc.	94,924	5,931,801
Primerica, Inc.	6,807	1,043,309
Principal Financial Group, Inc.	52,300	3,782,859
Progressive Corp. (The)	101,384	10,407,068
Security	Shares	Value
Insurance (continued)
Prudential Financial, Inc.	73,444	$ 7,949,579
Reinsurance Group of America, Inc.	14,343	1,570,415
RenaissanceRe Holdings, Ltd.	9,046	1,531,759
RLI Corp.	7,232	810,707
Travelers Cos., Inc. (The)	47,869	7,488,148
Unum Group	39,848	979,065
Willis Towers Watson PLC	18,461	4,384,303
		$ 100,533,124
Interactive Media & Services — 0.4%
Angi, Inc.(1)	645	$5,941
IAC/InterActiveCorp.(1)	15,699	2,052,016
Pinterest, Inc., Class A(1)	107,614	3,911,769
Snap, Inc., Class A(1)	18,140	853,124
TripAdvisor, Inc.(1)	11,036	300,842
Ziff Davis, Inc.(1)	1,576	174,715
		$7,298,407
Internet & Direct Marketing Retail — 0.1%
eBay, Inc.	15,852	$1,054,158
Qurate Retail, Inc., Series A	51,531	391,636
Stitch Fix, Inc., Class A(1)	110	2,081
		$1,447,875
IT Services — 3.2%
Accenture PLC, Class A	13,203	$5,473,304
Alliance Data Systems Corp.	8,876	590,875
Amdocs, Ltd.	24,261	1,815,693
Automatic Data Processing, Inc.	36,828	9,081,048
Broadridge Financial Solutions, Inc.	4,475	818,120
Cognizant Technology Solutions Corp., Class A	64,867	5,755,000
DXC Technology Co.(1)	46,710	1,503,595
Euronet Worldwide, Inc.(1)	77	9,176
Fastly, Inc., Class A(1)(2)	22,246	788,621
Fidelity National Information Services, Inc.	91,531	9,990,609
Genpact, Ltd.	13,986	742,377
International Business Machines Corp.	133,747	17,876,624
Jack Henry & Associates, Inc.	1,295	216,252
Kyndryl Holdings, Inc.(1)	38,036	688,452
MAXIMUS, Inc.	8,963	714,082
Paychex, Inc.	25,772	3,517,878
Switch, Inc., Class A	33,188	950,504
TTEC Holdings, Inc.	200	18,110
		$60,550,320

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Leisure Products — 0.2%
Brunswick Corp.	14,446	$ 1,455,146
Callaway Golf Co.(1)	17,042	467,632
Hasbro, Inc.	18,659	1,899,113
Mattel, Inc.(1)	31,727	684,034
		$ 4,505,925
Life Sciences Tools & Services — 0.5%
Adaptive Biotechnologies Corp.(1)	27,950	$ 784,277
Bio-Rad Laboratories, Inc., Class A(1)	4,836	3,653,937
Danaher Corp.	14,346	4,719,977
Syneos Health, Inc.(1)	5,191	533,012
		$9,691,203
Machinery — 5.0%
AGCO Corp.	16,748	$1,943,103
Caterpillar, Inc.	47,080	9,733,319
Chart Industries, Inc.(1)	3,168	505,264
CNH Industrial NV(2)	235,173	4,569,411
Crane Co.	12,851	1,307,332
Cummins, Inc.	26,865	5,860,331
Deere & Co.	24,587	8,430,636
Donaldson Co., Inc.	15,552	921,612
Dover Corp.	25,078	4,554,165
Flowserve Corp.	30,971	947,713
Fortive Corp.	79,203	6,042,397
IDEX Corp.	4,213	995,616
Illinois Tool Works, Inc.	23,347	5,762,040
Ingersoll Rand, Inc.	49,791	3,080,569
John Bean Technologies Corp.	1,870	287,157
Lincoln Electric Holdings, Inc.	5,909	824,128
Middleby Corp. (The)(1)	1,490	293,172
Nordson Corp.	3,548	905,698
Oshkosh Corp.	17,976	2,026,075
Otis Worldwide Corp.	21,591	1,879,928
PACCAR, Inc.	74,562	6,580,842
Parker-Hannifin Corp.	18,833	5,991,154
Pentair PLC	33,948	2,479,223
RBC Bearings, Inc.(1)	2,478	500,482
Snap-on, Inc.	7,690	1,656,272
Stanley Black & Decker, Inc.	33,551	6,328,390
Timken Co. (The)	18,549	1,285,260
Toro Co. (The)	1,805	180,338
Watts Water Technologies, Inc., Class A	4,099	795,903
Westinghouse Air Brake Technologies Corp.	50,102	4,614,895
Woodward, Inc.	8,315	910,160
Security	Shares	Value
Machinery (continued)
Xylem, Inc.	9,985	$ 1,197,401
		$ 93,389,986
Media — 2.4%
Altice USA, Inc., Class A(1)	9,123	$ 147,610
Cable One, Inc.	135	238,066
Charter Communications, Inc., Class A(1)	6,709	4,374,067
Comcast Corp., Class A	595,984	29,995,875
Discovery, Inc., Class A(1)	34,817	819,592
Interpublic Group of Cos., Inc. (The)	80,102	2,999,820
Loyalty Ventures, Inc.(1)	3,732	112,221
Omnicom Group, Inc.	44,113	3,232,160
ViacomCBS, Inc., Class B	126,947	3,831,260
		$45,750,671
Metals & Mining — 0.8%
Nucor Corp.	60,600	$6,917,490
Reliance Steel & Aluminum Co.	23,298	3,779,401
Steel Dynamics, Inc.	67,909	4,215,112
		$14,912,003
Multiline Retail — 1.1%
Dollar General Corp.	20,994	$4,951,015
Kohl's Corp.	25,023	1,235,886
Macy's, Inc.	50,611	1,324,996
Nordstrom, Inc.(1)	14,261	322,584
Ollie's Bargain Outlet Holdings, Inc.(1)(2)	1,025	52,470
Target Corp.	56,046	12,971,286
		$20,858,237
Multi-Utilities — 1.4%
Ameren Corp.	64,611	$5,751,025
CMS Energy Corp.	80,988	5,268,269
Consolidated Edison, Inc.	76,949	6,565,289
Sempra Energy	61,658	8,156,120
		$25,740,703
Oil, Gas & Consumable Fuels — 0.0%(3)
New Fortress Energy, Inc.(2)	11,336	$273,651
		$273,651
Paper & Forest Products — 0.0%(3)
Louisiana-Pacific Corp.	8,076	$632,755
		$632,755

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Personal Products — 0.0%(3)
Coty, Inc., Class A(1)	35,111	$ 368,665
		$ 368,665
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	19,824	$ 1,236,026
Catalent, Inc.(1)	2,853	365,270
Elanco Animal Health, Inc.(1)	39,022	1,107,444
Jazz Pharmaceuticals PLC(1)	5,469	696,751
Merck & Co., Inc.	78,302	6,001,065
Organon & Co.	9,531	290,219
Perrigo Co. PLC	29,544	1,149,262
Pfizer, Inc.	742,186	43,826,083
Reata Pharmaceuticals, Inc., Class A(1)(2)	7,280	191,974
Royalty Pharma PLC, Class A	56,459	2,249,891
		$57,113,985
Professional Services — 0.3%
ASGN, Inc.(1)	5,666	$699,184
Booz Allen Hamilton Holding Corp.	16,960	1,438,038
Dun & Bradstreet Holdings, Inc.(1)	50	1,025
FTI Consulting, Inc.(1)	3,199	490,791
ManpowerGroup, Inc.	11,940	1,162,120
Robert Half International, Inc.	8,347	930,857
Science Applications International Corp.	10,749	898,509
TriNet Group, Inc.(1)	5,550	528,693
Upwork, Inc.(1)	8,943	305,493
		$6,454,710
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(1)	34,090	$3,699,106
Howard Hughes Corp. (The)(1)	13,383	1,362,122
Jones Lang LaSalle, Inc.(1)	15,750	4,242,105
		$9,303,333
Road & Rail — 1.3%
J.B. Hunt Transport Services, Inc.	4,423	$904,061
Knight-Swift Transportation Holdings, Inc.	28,376	1,729,233
Landstar System, Inc.	726	129,968
Norfolk Southern Corp.	28,722	8,550,827
Union Pacific Corp.	50,775	12,791,746
		$24,105,835
Semiconductors & Semiconductor Equipment — 2.8%
Amkor Technology, Inc.	15,472	$383,551
Analog Devices, Inc.	42,063	7,393,414
Broadcom, Inc.	12,106	8,055,453
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc.(1)	34,891	$ 3,041,100
Intel Corp.	521,535	26,859,052
Marvell Technology, Inc.	49,298	4,313,082
MKS Instruments, Inc.	3,383	589,217
ON Semiconductor Corp.(1)	1,850	125,652
Skyworks Solutions, Inc.	1,738	269,633
Wolfspeed, Inc.(1)	17,189	1,921,215
		$ 52,951,369
Software — 1.1%
Altair Engineering, Inc., Class A(1)	4,025	$311,213
Anaplan, Inc.(1)	5,190	237,962
Appian Corp.(1)	2,504	163,286
Black Knight, Inc.(1)	9,087	753,221
CDK Global, Inc.	22,370	933,724
Consensus Cloud Solutions, Inc.(1)	76	4,398
CrowdStrike Holdings, Inc., Class A(1)	36,248	7,421,778
Dolby Laboratories, Inc., Class A	3,541	337,174
Dropbox, Inc., Class A(1)	59,573	1,461,921
Duck Creek Technologies, Inc.(1)	1,300	39,143
Elastic NV(1)	14,842	1,826,902
Guidewire Software, Inc.(1)	445	50,521
nCino, Inc.(1)	9,395	515,410
NCR Corp.(1)	9,090	365,418
NortonLifeLock, Inc.	60,750	1,578,285
Nutanix, Inc., Class A(1)	41,249	1,314,193
Oracle Corp.	25,532	2,226,646
Pegasystems, Inc.	541	60,495
Q2 Holdings, Inc.(1)	45	3,575
Splunk, Inc.(1)	195	22,565
Varonis Systems, Inc.(1)	22,057	1,075,940
Workiva, Inc.(1)	545	71,117
		$20,774,887
Specialty Retail — 1.6%
Advance Auto Parts, Inc.	10,415	$2,498,350
American Eagle Outfitters, Inc.(2)	7,234	183,165
AutoNation, Inc.(1)	8,297	969,504
AutoZone, Inc.(1)	119	249,470
Bath & Body Works, Inc.	35,037	2,445,232
Bed Bath & Beyond, Inc.(1)	16,917	246,650
Best Buy Co., Inc.	37,428	3,802,685
CarMax, Inc.(1)	22,570	2,939,291
Carvana Co.(1)	1,695	392,884
Dick's Sporting Goods, Inc.(2)	9,935	1,142,426
Foot Locker, Inc.	14,520	633,508

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
GameStop Corp., Class A(1)(2)	8,231	$ 1,221,398
Gap, Inc. (The)	35,464	625,940
Home Depot, Inc. (The)	1,131	469,376
Lithia Motors, Inc., Class A	5,068	1,504,943
Lowe's Cos., Inc.	25,220	6,518,866
Penske Automotive Group, Inc.	4,750	509,295
TJX Cos., Inc. (The)	16,163	1,227,095
Tractor Supply Co.	1,304	311,134
Ulta Beauty, Inc.(1)	549	226,375
Victoria's Secret & Co.(1)	13,351	741,514
Vroom, Inc.(1)(2)	15,067	162,573
Williams-Sonoma, Inc.	5,017	848,525
		$29,870,199
Technology Hardware, Storage & Peripherals — 1.0%
Dell Technologies, Inc., Class C(1)	47,707	$2,679,702
Hewlett Packard Enterprise Co.	255,646	4,031,538
HP, Inc.	216,222	8,145,083
NetApp, Inc.	8,603	791,390
Pure Storage, Inc., Class A(1)	9,282	302,129
Seagate Technology Holdings PLC	21,229	2,398,452
Xerox Holdings Corp.	31,866	721,446
		$19,069,740
Textiles, Apparel & Luxury Goods — 0.2%
Capri Holdings, Ltd.(1)	13,539	$878,816
Columbia Sportswear Co.	2,111	205,696
Hanesbrands, Inc.	8,890	148,641
Levi Strauss & Co., Class A	3,689	92,336
Ralph Lauren Corp.	5,336	634,237
Skechers USA, Inc., Class A(1)	5,786	251,112
Tapestry, Inc.	26,804	1,088,242
Under Armour, Inc., Class A(1)	21,805	462,048
VF Corp.	9,907	725,391
		$4,486,519
Thrifts & Mortgage Finance — 0.2%
Essent Group, Ltd.	21,825	$993,692
MGIC Investment Corp.	60,056	866,008
New York Community Bancorp, Inc.	83,325	1,017,398
TFS Financial Corp.	12,192	217,871
		$3,094,969
Trading Companies & Distributors — 0.3%
Air Lease Corp.	27,890	$1,233,575
Fastenal Co.	5,327	341,248
Security	Shares	Value
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc., Class A	10,454	$ 878,763
United Rentals, Inc.(1)	3,800	1,262,702
Univar Solutions, Inc.(1)	30,241	857,332
W.W. Grainger, Inc.	1,939	1,004,867
WESCO International, Inc.(1)	2,933	385,954
		$ 5,964,441
Water Utilities — 0.5%
American Water Works Co., Inc.	29,951	$ 5,656,546
Essential Utilities, Inc.	56,536	3,035,418
		$8,691,964
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.(1)	71,654	$8,310,431
		$8,310,431
Total Common Stocks (identified cost $1,492,422,302)		$1,874,955,078

Short-Term Investments — 0.5%
Affiliated Fund — 0.4%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(4)	7,034,649	$ 7,034,649
Total Affiliated Fund (identified cost $7,034,649)		$ 7,034,649
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(5)	2,195,039	$ 2,195,039
Total Securities Lending Collateral (identified cost $2,195,039)		$ 2,195,039
Total Short-Term Investments (identified cost $9,229,688)		$ 9,229,688
Total Investments — 100.1% (identified cost $1,501,651,990)		$1,884,184,766
Other Assets, Less Liabilities — (0.1)%		$ (1,461,376)
Net Assets — 100.0%		$1,882,723,390

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2021. The aggregate market value of securities on loan at December 31, 2021 was $10,857,082 and the total market value of the collateral received by the Fund was $11,351,029, comprised of cash of $2,195,039 and U.S. government and/or agencies securities of $9,155,990.
(3)	Amount is less than 0.05%.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.
(5)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at December 31, 2021.
At December 31, 2021, the value of the Fund's investment in affiliated funds was $7,034,649, which represents 0.4% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$2,904,666	$82,232,376	$(78,101,993)	$(110)	$(290)	$7,034,649	$673	7,034,649
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,874,955,078(1)	$ —	$ —	$1,874,955,078
Short-Term Investments:
Affiliated Fund	—	7,034,649	—	7,034,649
Securities Lending Collateral	2,195,039	—	—	2,195,039
Total Investments	$1,877,150,117	$7,034,649	$ —	$1,884,184,766

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.